UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-22930

                              USCF ETF Trust
(Exact name of registrant as specified in charter)

1850 Mt. Diablo Blvd., Suite 640

                               Walnut Creek, CA 94596
(Address of principal executive offices) (Zip code)

USCF Advisers LLC

Mr. Stuart Crumbaugh

1850 Mt. Diablo Blvd., Suite 640

                              Walnut Creek, CA 94596

(Name and address of agent for service)

Registrant’s telephone number, including area code:  510-522-9600

Date of fiscal year end:  June 30

Date of reporting period:  June 30, 2019

EXPLANATORY NOTE:

The Registrant is filing this amendment (the “Amendment”) to its report on Form N-CSR for the period ended June 30, 2019, originally filed with the Securities and Exchange Commission on August 30, 2019 (Accession Number 0001171200-19-000302) (the “Original Report”), solely for the purpose of including the full Schedule of Investments in securities of unaffiliated issuers for each of the USCF SummerHaven SHPEI Index Fund and USCF SummerHaven SHPEN Index Fund, including an updated report of the independent registered public accounting firm, under Item 6(a) of Form N-CSR, and to file updated certifications. This Amendment to the Original Report does not reflect events occurring after the filing of the Original Report, or, other than the aforementioned inclusions and updated certifications, modify or update the disclosures therein.

Items 1 through 5, 6(b) through 13(a)(1), 13(a)(3), and 13(a)(4) of the Report are incorporated herein by reference to the Original Report.

1

Item 6. Investments.

(a)	The following is a full Schedule of Investments in securities of unaffiliated issuers for each of the USCF SummerHaven SHPEI Index Fund and the USCF SummerHaven SHPEN Index Fund, including an updated report of the independent registered public accounting firm, as of the close of the period ended June 30, 2019.

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019
	% of Total Net Assets	Shares	Market Value
Common Stocks	99.8%
Aerospace/Defense	0.5%
Triumph Group Inc	0.5%	454	$10,397

Agriculture	0.4%
Pyxus International Inc (a)	0.4%	478	7,266

Airlines	1.4%
Hawaiian Holdings Inc	0.3%	232	6,364
SkyWest Inc	0.5%	160	9,707
Spirit Airlines Inc (a)	0.6%	231	11,026
			27,097

Apparel	0.4%
Rocky Brands Inc	0.4%	295	8,048

Auto Manufacturers	0.8%
REV Group Inc	0.4%	513	7,392
Wabash National Corp	0.4%	441	7,175
			14,567
Auto Parts & Equipment	4.7%
Adient PLC	0.2%	178	4,320
American Axle & Manufacturing Holdings Inc (a)	0.3%	518	6,610
Commercial Vehicle Group Inc (a)	0.5%	1,142	9,159
Cooper Tire & Rubber Co	0.5%	319	10,064
Cooper-Standard Holdings Inc (a)	0.2%	65	2,978
Dana Inc	0.4%	417	8,315
Goodyear Tire & Rubber Co/The	0.3%	369	5,646
Meritor Inc (a)	0.5%	395	9,579
Miller Industries Inc / TN	0.5%	333	10,240
Modine Manufacturing Co (a)	0.3%	480	6,869
Motorcar Parts of America Inc	0.5%	419	8,971
Superior Industries International Inc	0.1%	480	1,661
Tenneco Inc	0.1%	192	2,128
Tower International Inc	0.3%	261	5,090
			91,630

Banks	13.2%
Auburn National Bancorporation Inc	0.3%	163	5,461
BancFirst Corp	0.4%	141	7,848
Bancorp Inc / The (a)	0.3%	803	7,163

See Report of Independent Registered Accounting Firm

2

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019 (continued)
	% of Total Net Assets	Shares	Market Value
Banks (Continued)
Baycom Corp	0.4%	350	$7,665
Cambridge Bancorp	0.4%	98	7,987
Capital City Bank Group Inc	0.4%	346	8,598
Chemung Financial Corp	0.4%	176	8,508
Civista Bancshares Inc	0.4%	352	7,902
First Community Bankshares Inc	0.4%	261	8,811
First Community Corp/SC	0.3%	338	6,256
First Financial Corp/IN	0.4%	185	7,430
First Guaranty Bancshares Inc	0.3%	324	6,755
MBT Financial Corp	0.4%	757	7,585
Metropolitan Bank Holding Corp (a)	0.3%	162	7,128
Mid Penn Bancorp Inc	0.3%	256	6,387
Middlefield Banc Corp	0.4%	169	6,929
MidSouth Bancorp Inc	0.4%	621	7,359
National Bankshares Inc	0.4%	182	7,085
Nicolet Bankshares Inc (a)	0.5%	150	9,309
Northrim BanCorp Inc	0.4%	209	7,453
Oak Valley Bancorp	0.4%	393	7,683
OFG Bancorp	0.7%	587	13,953
Ohio Valley Banc Corp	0.3%	160	6,171
Pacific Mercantile Bancorp (a)	0.4%	873	7,202
Peoples Bancorp of North Carolina Inc	0.4%	280	8,414
Preferred Bank/Los Angeles CA	0.3%	128	6,048
Premier Financial Bancorp Inc	0.3%	426	6,390
Select Bancorp Inc (a)	0.4%	628	7,184
Shore Bancshares Inc	0.4%	444	7,255
Southern First Bancshares Inc (a)	0.4%	186	7,284
TrustCo Bank Corp NY	0.4%	941	7,453
United Security Bancshares/Fresno CA	0.5%	779	8,873
Unity Bancorp Inc	0.4%	367	8,331
Walker & Dunlop Inc	0.4%	153	8,141
			260,001

Biotechnology	0.5%
AMAG Pharmaceuticals Inc (a)	0.2%	426	4,256
XOMA Corp (a)	0.3%	411	6,107
			10,363

Building Materials	1.0%
Armstrong Flooring Inc (a)	0.3%	602	5,930
Boise Cascade Co	0.3%	193	5,425
Louisiana-Pacific Corp	0.4%	312	8,181
			19,536

See Report of Independent Registered Accounting Firm

3

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019 (continued)
	% of Total Net Assets	Shares	Market Value
Chemicals	2.5%
AdvanSix Inc (a)	0.3%	228	$5,570
Hawkins Inc	0.5%	235	10,201
Koppers Holdings Inc (a)	0.3%	224	6,577
Kraton Corp (a)	0.3%	180	5,593
Kronos Worldwide Inc	0.3%	379	5,806
OMNOVA Solutions Inc (a)	0.3%	839	5,227
Stepan Co	0.5%	108	9,926
			48,900

Coal	1.4%
CONSOL Energy Inc (a)	0.3%	224	5,961
Hallador Energy Co	0.4%	1,327	7,471
SunCoke Energy Inc (a)	0.3%	638	5,665
Warrior Met Coal Inc	0.4%	309	8,071
			27,168

Commercial Services	6.9%
American Public Education Inc (a)	0.3%	196	5,798
Avis Budget Group Inc (a)	0.4%	247	8,685
BG Staffing Inc	0.4%	383	7,231
Cardtronics PLC (a)	0.4%	323	8,824
Ennis Inc	0.4%	417	8,557
GP Strategies Corp (a)	0.4%	478	7,208
H&R Block Inc	0.6%	371	10,870
Herc Holdings Inc (a)	0.3%	149	6,829
Hertz Global Holdings Inc (a)	0.5%	503	8,028
K12 Inc (a)	0.7%	482	14,658
LSC Communications Inc	0.1%	616	2,261
ManpowerGroup Inc	0.5%	97	9,370
Rent-A-Center Inc / TX (a)	0.8%	598	15,925
RR Donnelley & Sons Co	0.2%	1,512	2,979
SP Plus Corp (a)	0.3%	225	7,183
Vectrus Inc (a)	0.6%	272	11,032
			135,438

Computers	2.4%
Diebold Nixdorf Inc (a)	0.3%	668	6,119
Insight Enterprises Inc (a)	0.5%	173	10,069
NCR Corp (a)	0.5%	278	8,646
Presidio Inc	0.4%	628	8,585
Sykes Enterprises Inc (a)	0.4%	284	7,799
Unisys Corp (a)	0.3%	589	5,725
			46,943

Distribution/Wholesale	0.7%
H&E Equipment Services Inc	0.3%	224	6,516
ScanSource Inc (a)	0.4%	209	6,805
			13,321

See Report of Independent Registered Accounting Firm

4

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019 (continued)
	% of Total Net Assets	Shares	Market Value
Diversified Financial Services	1.9%
Altisource Portfolio Solutions SA (a)	0.3%	280	$5,505
Curo Group Holdings Corp (a)	0.2%	317	3,503
Elevate Credit Inc (a)	0.2%	838	3,453
Legg Mason Inc	0.5%	248	9,493
Marlin Business Services Corp	0.3%	281	7,005
Waddell & Reed Financial Inc	0.4%	447	7,451
			36,410

Electronics	5.9%
Arrow Electronics Inc (a)	0.4%	111	7,911
Atkore International Group Inc (a)	0.5%	402	10,400
Avnet Inc	0.4%	195	8,828
Benchmark Electronics Inc	0.4%	291	7,310
Coherent Inc (a)	0.4%	53	7,228
Jabil Inc	0.5%	299	9,448
KEMET Corp	0.3%	314	5,906
Kimball Electronics Inc (a)	0.4%	437	7,097
Sanmina Corp (a)	0.4%	282	8,539
SMART Global Holdings Inc (a)	0.3%	275	6,322
Stoneridge Inc (a)	0.4%	245	7,730
SYNNEX Corp	0.6%	126	12,398
Tech Data Corp (a)	0.5%	101	10,565
TTM Technologies Inc (a)	0.2%	466	4,753
ZAGG Inc (a)	0.2%	489	3,403
			117,838

Energy-Alternate Sources	1.6%
FutureFuel Corp	0.4%	613	7,166
Renewable Energy Group Inc (a)	0.4%	515	8,168
REX American Resources Corp (a)	0.4%	109	7,946
TPI Composites Inc (a)	0.4%	291	7,194
			30,474

Engineering & Construction	3.2%
Aegion Corp (a)	0.3%	328	6,035
Argan Inc	0.4%	212	8,599
IES Holdings Inc (a)	0.5%	498	9,387
MYR Group Inc (a)	0.4%	230	8,591
Orion Group Holdings Inc (a)	0.2%	1,058	2,835
Primoris Services Corp	0.3%	305	6,384
Sterling Construction Co Inc (a)	0.5%	662	8,884
Tutor Perini Corp (a)	0.3%	465	6,450
VSE Corp	0.3%	177	5,077
			62,242

See Report of Independent Registered Accounting Firm

5

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019 (continued)
	% of Total Net Assets	Shares	Market Value
Entertainment	0.7%
RCI Hospitality Holdings Inc	0.2%	270	$4,727
Speedway Motorsports Inc	0.5%	485	8,997
			13,724

Environmental Control	0.6%
CECO Environmental Corp (a)	0.6%	1,332	12,774

Food	1.6%
Dean Foods Co	0.0%	817	755
Pilgrim’s Pride Corp (a)	0.5%	427	10,842
Sanderson Farms Inc	0.5%	79	10,788
SpartanNash Co	0.2%	333	3,886
United Natural Foods Inc (a)	0.1%	221	1,982
Weis Markets Inc	0.3%	164	5,971
			34,224

Forest Products & Paper	1.1%
Clearwater Paper Corp (a)	0.3%	353	6,527
Domtar Corp	0.4%	181	8,060
Verso Corp - (a)	0.4%	390	7,430
			22,017

Healthcare-Products	0.4%
Patterson Cos Inc	0.4%	378	8,656

Healthcare-Services	1.1%
American Renal Associates Holdings Inc (a)	0.2%	531	3,951
Magellan Health Inc (a)	0.3%	88	6,532
Molina Healthcare Inc (a)	0.6%	84	12,024
			22,507

Home Builders	1.2%
LGI Homes Inc (a)	0.5%	149	10,643
Thor Industries Inc	0.3%	88	5,144
Winnebago Industries Inc	0.4%	206	7,962
			23,749

Home Furnishings	1.7%
Daktronics Inc	0.3%	1,017	6,274
Ethan Allen Interiors Inc	0.4%	352	7,413
Flexsteel Industries Inc	0.2%	225	3,839
Hooker Furniture Corp	0.2%	177	3,650
Sleep Number Corp (a)	0.6%	275	11,107
			32,283

Household Products/Wares	0.7%
ACCO Brands Corp	0.2%	602	4,738
Quanex Building Products Corp	0.5%	476	8,992
			13,730

See Report of Independent Registered Accounting Firm

6

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019 (continued)
	% of Total Net Assets	Shares	Market Value
Insurance	2.9%
American National Insurance Co	0.4%	70	$8,153
Assured Guaranty Ltd	0.5%	234	9,847
CNO Financial Group Inc	0.4%	436	7,272
Employers Holdings Inc	0.4%	210	8,877
Heritage Insurance Holdings Inc	0.4%	515	7,936
Investors Title Co	0.4%	49	8,183
Unum Group	0.4%	221	7,414
			57,682

Iron/Steel	0.2%
Shiloh Industries Inc (a)	0.2%	991	4,826

Leisure Time	0.4%
Nautilus Inc (a)	0.1%	583	1,288
Town Sports International Holdings Inc (a)	0.1%	646	1,402
Vista Outdoor Inc (a)	0.2%	533	4,733
			7,423

Machinery-Construction & Mining	0.5%
Oshkosh Corp	0.5%	120	10,019

Machinery-Diversified	1.4%
Briggs & Stratton Corp	0.3%	473	4,844
Eastman Kodak Co (a)	0.3%	2,330	5,592
Hurco Cos Inc	0.3%	191	6,791
Ichor Holdings Ltd (a)	0.5%	389	9,196
			26,423

Media	0.9%
Gannett Co Inc	0.4%	873	7,124
Houghton Mifflin Harcourt Co (a)	0.3%	1,031	5,939
Tribune Publishing Co	0.2%	489	3,897
			16,960

Metal Fabricate & Hardware	2.1%
Eastern Co/The	0.4%	287	8,042
Global Brass & Copper Holdings Inc	0.6%	268	11,720
LB Foster Co - Class A (a)	0.5%	359	9,815
Ryerson Holding Corp (a)	0.3%	736	6,131
Tredegar Corp	0.3%	361	6,000
			41,708

See Report of Independent Registered Accounting Firm

7

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019 (continued)
	% of Total Net Assets	Shares	Market Value
Mining	0.2%
Gold Resource Corp	0.2%	1,262	$4,266

Miscellaneous Manufactures	1.0%
Fabrinet (a)	0.6%	227	11,275
Lydall Inc (a)	0.2%	194	3,919
Trinseo SA	0.2%	118	4,996
			20,190

Office & Business Equipment	0.8%
Pitney Bowes Inc	0.2%	940	4,023
Xerox Corp	0.6%	347	12,287
			16,310

Oil & Gas	3.9%
Adams Resources & Energy Inc	0.4%	209	7,165
Mammoth Energy Services Inc	0.1%	230	1,582
Murphy USA Inc (a)	0.5%	112	9,411
Par Pacific Holdings Inc (a)	0.5%	485	9,952
PBF Energy Inc	0.3%	197	6,166
Quintana Energy Services Inc (a)	0.1%	1,031	1,660
SandRidge Energy Inc (a)	0.2%	483	3,342
SilverBow Resources Inc (a)	0.2%	285	3,947
Basic Energy Services Inc (a)	0.1%	761	1,446
Exterran Corp (a)	0.2%	329	4,678
FTS International Inc (a)	0.2%	641	3,577
ION Geophysical Corp (a)	0.1%	353	2,842
Keane Group Inc (a)	0.2%	658	4,422
ProPetro Holding Corp (a)	0.6%	547	11,323
Smart Sand Inc (a)	0.2%	1,525	3,721
			75,234

Pharmaceuticals	2.1%
Anika Therapeutics Inc (a)	0.5%	253	10,277
Assertio Therapeutics Inc (a)	0.2%	1,045	3,605
Concert Pharmaceuticals Inc (a)	0.3%	496	5,952
Endo International PLC (a)	0.2%	766	3,156
Lannett Co Inc (a)	0.2%	625	3,788
Mallinckrodt PLC (a)	0.2%	423	3,883
Natural Grocers by Vitamin Cottage Inc (a)	0.3%	656	6,593
Natural Health Trends Corp	0.1%	357	2,874
Owens & Minor Inc	0.1%	516	1,650
			41,778

Real Estate	0.1%
Realogy Holdings Corp	0.1%	372	2,693

See Report of Independent Registered Accounting Firm

8

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019 (continued)
	% of Total Net Assets	Shares	Market Value
Retail	14.7%
Abercrombie & Fitch Co	0.3%	332	$5,325
American Eagle Outfitters Inc	0.3%	356	6,016
Asbury Automotive Group Inc (a)	0.5%	120	10,121
AutoNation Inc (a)	0.4%	172	7,214
Barnes & Noble Education Inc (a)	0.3%	1,612	5,416
Barnes & Noble Inc	0.5%	1,588	10,624
Bassett Furniture Industries Inc	0.2%	317	4,834
Bed Bath & Beyond Inc	0.2%	411	4,776
Big 5 Sporting Goods Corp	0.1%	1,190	2,321
Big Lots Inc	0.3%	213	6,094
Bloomin’ Brands Inc	0.4%	441	8,339
BMC Stock Holdings Inc (a)	0.4%	401	8,501
Brinker International Inc	0.4%	176	6,926
Buckle Inc/The	0.3%	330	5,712
Caleres Inc	0.3%	249	4,960
Carrols Restaurant Group Inc (a)	0.3%	582	5,255
Chico’s FAS Inc	0.2%	1,054	3,552
Children’s Place Inc/The	0.3%	70	6,677
Citi Trends Inc	0.2%	300	4,386
Container Store Group Inc / The (a)	0.4%	1,013	7,415
Express Inc (a)	0.1%	900	2,457
Foot Locker Inc	0.3%	161	6,749
Foundation Building Materials Inc (a)	0.5%	546	9,708
Francesca’s Holdings Corp (a)	0.0%	1,097	543
GameStop Corp	0.2%	562	3,074
Genesco Inc (a)	0.5%	210	8,881
GMS Inc (a)	0.4%	328	7,216
Group 1 Automotive Inc	0.5%	122	9,991
Hibbett Sports Inc (a)	0.3%	370	6,734
J Alexander’s Holdings Inc (a)	0.4%	774	8,692
J. Jill Inc	0.1%	930	1,851
Kirkland’s Inc (a)	0.1%	716	1,618
Michaels Cos Inc/The (a)	0.2%	417	3,628
Nordstrom Inc	0.3%	163	5,193
Party City Holdco Inc (a)	0.2%	541	3,966
PC Connection Inc	0.4%	252	8,815
Red Robin Gourmet Burgers Inc (a)	0.3%	182	5,564
Regis Corp (a)	0.4%	510	8,466
Sally Beauty Holdings Inc (a)	0.4%	543	7,244
Shoe Carnival Inc	0.4%	260	7,176
Signet Jewelers Ltd	0.1%	145	2,593
Sportsman’s Warehouse Holdings Inc (a)	0.3%	1,718	6,494
Tailored Brands Inc	0.1%	339	1,956
Tile Shop Holdings Inc	0.2%	1,020	4,080
Vera Bradley Inc (a)	0.4%	621	7,452
World Fuel Services Corp	0.8%	414	14,887
Zumiez Inc (a)	0.5%	360	9,396
			288,888

See Report of Independent Registered Accounting Firm

9

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019 (continued)
	% of Total Net Assets	Shares	Market Value
Savings & Loans	1.8%
BankFinancial Corp	0.3%	483	$6,757
FS Bancorp Inc	0.4%	135	7,002
Greene County Bancorp Inc	0.4%	253	7,443
Riverview Bancorp Inc	0.4%	990	8,455
Timberland Bancorp Inc/WA	0.3%	227	6,783
			36,440

Semiconductors	1.4%
Alpha & Omega Semiconductor Ltd (a)	0.3%	606	5,660
Amkor Technology Inc (a)	0.4%	976	7,281
Photronics Inc (a)	0.4%	995	8,159
Ultra Clean Holdings Inc (a)	0.3%	520	7,238
			28,338

Software	1.1%
Avid Technology Inc (a)	0.8%	1,670	15,230
Donnelley Financial Solutions Inc (a)	0.3%	473	6,310
			21,540

Telecommunications	2.2%
ATN International Inc	0.5%	155	8,948
Cincinnati Bell Inc (a)	0.1%	505	2,500
Frontier Communications Corp (a)	0.1%	1,621	2,837
Gogo Inc (a)	0.4%	1,908	7,594
Preformed Line Products Co	0.3%	99	5,496
RigNet Inc (a)	0.4%	747	7,530
Spok Holdings Inc	0.4%	561	8,437
			43,342

Textiles	0.3%
Culp Inc	0.3%	332	6,308

Transportation	2.3%
Air Transport Services Group Inc (a)	0.4%	360	8,784
ArcBest Corp	0.3%	187	5,257
PAM Transportation Services Inc (a)	0.6%	175	10,850
Park-Ohio Holdings Corp	0.4%	228	7,431
Teekay Corp	0.2%	1,172	4,032
USA Truck Inc (a)	0.2%	355	3,589
YRC Worldwide Inc (a)	0.2%	895	3,605
			43,548

See Report of Independent Registered Accounting Firm

10

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019 (concluded)
	% of Total Net Assets	Shares	Market Value
Trucking & Leasing	1.0%
Greenbrier Cos Inc	0.2%	158	$4,803
Willis Lease Finance Corp (a)	0.8%	270	15,746
			20,549

Total Commons Stocks	99.8%		$1,965,768
(Cost $2,406,232)

Rights (Hertz)	0.0%	503	981
(Cost $0)

Total Investments
(Cost $2,406,232) (b)	99.8%		$1,966,749
Other Assets in Excess of Liabilities	0.2%		4,713
Total Net Assets	100.0%		$1,971,462

See Report of Independent Registered Accounting Firm

(a)	Non-income producing security
(b)	The aggregate cost of investments for tax purposes was $2,416,747. The net unrealized depreciation was $(449,998), which consisted of aggregate gross unrealized appreciation of $138,116 and aggregate gross unrealized depreciation of $(588,114).

Summary of Investments by Country^
United States	97.1%
Puerto Rico	0.7
Bermuda	0.7
Thailand	0.6
United Kingdom	0.4
Luxembourg	0.3
Ireland	0.2
100.0%

Summary of Investments by Sector^
Consumer Cyclical	26.8%
Financial	20.0
Industrial	19.5
Consumer Non-cyclical	14.0
Energy	6.8
Technology	5.7
Basic Materials	4.1
Communications	3.1
100.0%
11

USCF ETF TRUST – USCF SUMMERHAVEN SHPEN INDEX FUND
SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019
	% of Total Net Assets	Shares	Market Value
Common Stocks	99.2%
Auto Manufacturers	2.5%
REV Group Inc	1.3%	785	$11,312
Wabash National Corp	1.2%	669	10,885
			22,197

Auto Parts & Equipment	20.5%
Adient PLC	0.7%	273	6,626
Allison Transmission Holdings Inc	1.7%	323	14,971
American Axle & Manufacturing Holdings Inc (a)	1.1%	782	9,978
BorgWarner Inc	1.4%	290	12,174
Commercial Vehicle Group Inc (a)	1.5%	1,701	13,642
Cooper Tire & Rubber Co	1.7%	483	15,239
Cooper-Standard Holdings Inc (a)	0.5%	98	4,490
Dana Inc	1.4%	630	12,562
Goodyear Tire & Rubber Co / The	0.9%	553	8,461
Meritor Inc (a)	1.6%	589	14,283
Miller Industries Inc/TN	1.7%	501	15,406
Modine Manufacturing Co (a)	1.2%	742	10,618
Motorcar Parts of America Inc (a)	1.5%	623	13,338
Standard Motor Products Inc	1.4%	268	12,151
Superior Industries International Inc	0.3%	747	2,585
Tenneco Inc	0.4%	292	3,238
Tower International Inc	0.9%	392	7,644
Visteon Corp (a)	0.6%	97	5,682
			183,088

Building Materials	1.4%
US Concrete Inc (a)	1.4%	253	12,572

Coal	3.0%
CONSOL Energy Inc (a)	1.0%	338	8,994
Hallador Energy Co	1.2%	1,961	11,041
Peabody Energy Corp	0.8%	291	7,013
			27,048

Commercial Services	1.8%
Harsco Corp (a)	1.8%	588	16,135

See Report of Independent Registered Accounting Firm

12

USCF ETF TRUST – USCF SUMMERHAVEN SHPEN INDEX FUND
SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019 (continued)
	% of Total Net Assets	Shares	Market Value
Electrical Components & Equipment	3.0%
Encore Wire Corp	1.7%	264	$15,465
EnerSys	1.3%	169	11,576
			27,041

Energy-Alternate Sources	5.7%
First Solar Inc (a)	1.8%	241	15,829
Renewable Energy Group Inc (a)	1.4%	792	12,561
REX American Resources Corp (a)	1.3%	165	12,029
TPI Composites Inc (a)	1.2%	439	10,852
			51,271

Environmental Control	1.3%
Pentair PLC	1.3%	305	11,346

Food	3.9%
Dean Foods Co	0.1%	1,264	1,167
Pilgrim’s Pride Corp (a)	1.9%	656	16,656
Sanderson Farms Inc	1.9%	121	16,524
			34,347

Forest Products & Paper	5.0%
Domtar Corp	1.4%	274	12,201
PH Glatfelter Co (a)	1.2%	648	10,938
Schweitzer-Mauduit International Inc	1.1%	297	9,854
Verso Corp - Class A (a)	1.3%	587	11,182
			44,175

Hand & Machine Tools	1.5%
Kennametal Inc	1.5%	361	13,353

Iron & Steel	2.7%
Carpenter Technology Corp	1.3%	236	11,323
Shiloh Industries Inc (a)	0.8%	1,452	7,071
United States Steel Corp	0.6%	370	5,665
			24,059

Machinery-Construction &Mining	2.7%
Oshkosh Corp	1.7%	180	15,028
Terex Corp (a)	1.0%	294	9,232
			24,260

Machinery-Diversified	7.9%
AGCO Corp	1.8%	208	16,135
Alamo Group Inc	1.6%	142	14,190
Briggs & Stratton Corp	0.8%	711	7,281
Hurco Cos Inc	1.2%	285	10,134
Ichor Holdings Ltd (a)	1.5%	574	13,569
Manitowoc Co Inc (a)	1.0%	485	8,633
			69,942

See Report of Independent Registered Accounting Firm

13

USCF ETF TRUST – USCF SUMMERHAVEN SHPEN INDEX FUND
SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019 (continued)
	% of Total Net Assets	Shares	Market Value
Metal Fabricate & Hardware	2.0%
Ryerson Holding Corp (a)	1.0%	1,098	$9,146
Tredegar Corp	1.0%	546	9,075
			18,221

Mining	3.4%
Alcoa Corp (a)	0.7%	272	6,367
Century Aluminum Co (a)	0.7%	861	5,950
Gold Resource Corp	0.7%	1,941	6,561
Kaiser Aluminum Corp	1.3%	121	11,811
Pan American Silver Corp	0.0%	2,660	—
			30,689

Oil & Gas	21.4%
Adams Resources & Energy Inc	1.2%	312	10,695
Carrizo Oil & Gas Inc (a)	0.5%	443	4,439
CVR Energy Inc	1.9%	346	17,297
Gulfport Energy Corp (a)	0.5%	994	4,881
Laredo Petroleum Inc (a)	0.4%	1,354	3,927
Mammoth Energy Services Inc	0.3%	349	2,401
Murphy Oil Corp	1.1%	394	9,712
Murphy USA Inc (a)	1.6%	168	14,117
Par Pacific Holdings Inc (a)	1.7%	742	15,226
PBF Energy Inc - Class A	1.0%	296	9,265
Quintana Energy Services Inc (a)	0.3%	1,518	2,444
SandRidge Energy Inc (a)	0.6%	726	5,024
SilverBow Resources Inc (a)	0.7%	438	6,066
Unit Corp (a)	0.5%	473	4,205
W&T Offshore Inc (a)	0.9%	1,661	8,239
Basic Energy Services Inc (a)	0.2%	1,134	2,155
C&J Energy Services Inc (a)	0.8%	570	6,715
Dawson Geophysical Co (a)	0.4%	1,625	4,063
Exterran Corp (a)	0.8%	515	7,323
FTS International Inc (a)	0.6%	964	5,379
ION Geophysical Corp (a)	0.5%	541	4,355
Keane Group Inc (a)	0.8%	1,008	6,774
ProPetro Holding Corp (a)	1.9%	822	17,015
RPC Inc	0.7%	842	6,071
Smart Sand Inc (a)	0.6%	2,290	5,588
Superior Energy Services Inc (a)	0.2%	1,312	1,706
US Silica Holdings Inc	0.7%	499	6,381
			191,463

See Report of Independent Registered Accounting Firm

14

USCF ETF TRUST – USCF SUMMERHAVEN SHPEN INDEX FUND
SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019 (concluded)
	% of Total Net Assets	Shares	Market Value
Packaging & Containers	4.9%
Owens-Illinois Inc	1.5%	767	$13,246
Silgan Holdings Inc	1.6%	480	14,688
Sonoco Products Co	1.8%	245	16,008
			43,942

Retail	2.5%
World Fuel Services Corp	2.5%	615	22,115

Transportation	1.3%
SEACOR Holdings Inc (a)	1.3%	235	11,165

Trucking & Leasing	0.8%
Greenbrier Cos Inc	0.8%	244	7,418

Total Commons Stocks	99.2%		$885,847

Rights (PAN American)	0.0%	2,660	—
(Cost $0)

Total Investments
(Cost $1,199,872) (b)	99.2%		$885,847
Other Assets in Excess of Liabilities	0.8%		6,751
Total Net Assets	100.0%		$892,598

See Report of Independent Registered Accounting Firm

(a)	Non-income producing security
(b)	The aggregate cost of investments for tax purposes was $1,199,905. The net unrealized depreciation was $(314,058), which consisted of aggregate gross unrealized appreciation of $49,310 and aggregate gross unrealized depreciation of $(363,368).

Summary of Investments by Country^
United States	98.7%
United Kingdom	1.3
100.0%

Summary of Investments by Sector^
Energy	30.4%
Industrial	27.0
Consumer Cyclical	25.7
Basic Materials	11.2
Consumer Non-cyclical	5.7
100.0%
15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees of

USCF ETF Trust

Opinion on the Financial Statements

We have audited the accompanying schedules of investments of USCF SummerHaven SHPEI Index Fund (“BUY”) and the USCF SummerHaven SHPEN Index Fund (“BUYN”) (each a series of the USCF ETF Trust, the “Trust”, and collectively, the “Funds”) as of June 30, 2019. In our opinion, the financial statements present fairly, in all material respects, the schedules of investments of the Funds as of June 30, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Funds schedules of investments based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

/s/ Spicer Jeffries LLP

We have served as the Trust’s auditor since 2014.

Denver, Colorado

January 8, 2021

16

Item 13. Exhibits.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.
17

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	USCF ETF Trust

By (Signature and Title)*	/s/ John P. Love
John P. Love, President and Chief Executive Officer (Principal Executive Officer)

Date	1/8/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Love
John P. Love, President and Chief Executive Officer (Principal Executive Officer)

Date	1/8/2021

By (Signature and Title)*	/s/ Stuart P. Crumbaugh
Stuart P. Crumbaugh, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	1/8/2021

* Print the name and title of each signing officer under his or her signature.

18